SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	May 31, 2023	Dec. 31, 2022	Nov. 30, 2022
Schedule of the Class A ordinary shares reflected on balance sheet

Gross proceeds	$115,000,000
Less:
Class A ordinary shares issuance costs	(5,724,785)
Plus:
Adjustment of carrying value to initial redemption value	8,024,785
Accretion of carrying value to redemption value	1,485,342
Class A ordinary shares subject to possible redemption, November 30, 2022	$118,785,342
Plus:
Accretion of carrying value to redemption value	2,672,534
Class A ordinary shares subject to possible redemption, May 31, 2023	$121,457,876

As of November 30, 2022
Gross proceeds	$115,000,000
Less:
Class A ordinary shares issuance costs	(5,724,785)
Plus:
Adjustment of carrying value to initial redemption value	8,024,785
Accretion of carrying value to redemption value	1,485,342
Class A ordinary shares subject to possible redemption	$118,785,342

Schedule of basic and diluted net loss per ordinary share

	For the Three Months May 31, 2023		For the Six Months Ended May 31, 2023
	Class A	Class B	Class A	Class B
Basic and diluted net income per ordinary share
Numerator:
Allocation of net income, as adjusted	$659,298	$163,192	$1,447,401	$358,268
Denominator:
Basic and diluted weighted average ordinary shares outstanding	11,615,000	2,875,000	11,615,000	2,875,000
Basic and diluted net income per ordinary share	$0.06	$0.06	$0.12	$0.12

	For the Three Months Ended May 31, 2022		For the Period from December 6, 2021 (Inception) Through May 31, 2022
	Class A	Class B	Class A	Class B
Basic and diluted net loss per ordinary share
Numerator:
Allocation of net loss, as adjusted	$(67,927)	$(33,474)	$(74,125)	$(56,194)
Denominator:
Basic and diluted weighted average shares outstanding	5,428,750	2,675,272	2,837,756	2,151,278
Basic and diluted net loss per ordinary share	$(0.01)	$(0.01)	$(0.03)	$(0.03)

	For the Period from December 6, 2021 (Inception) Through November 30, 2022
	Class A	Class B
Basic and diluted net income per ordinary share
Numerator:
Allocation of net income, as adjusted	$607,651	$209,438
Denominator:
Basic and diluted weighted average ordinary shares outstanding	7,311,950	2,520,195
Basic and diluted net income per ordinary share	$0.08	$0.08

Allrites Holdings Pte Ltd And Subsidiaries [Member]
Schedule of estimated useful life

Assets	Estimated Useful Life
Computer Equipment	3 years
Computer Hardware & Software	3 years
Office Equipment	3 years